ACCOUNTS RECEIVABLES, NET	12 Months Ended
Dec. 31, 2016
ACCOUNTS RECEIVABLES, NET
ACCOUNTS RECEIVABLES, NET

3      ACCOUNTS RECEIVABLES, NET

Accounts receivables, net consisted of the following:

	As at December 31
	2015	2016

Accounts receivables	113,169	198,851
Less: allowance for doubtful accounts	(2,156)	—

Accounts receivables, net	111,013	198,851

The Company generally invoices its customers on a monthly or quarterly basis in accordance with the contract terms. Due to the timing difference between the billing and revenue recognition, accounts receivables included an unbilled portion of RMB46,275 and RMB117,192 as of December 31, 2015 and 2016, respectively.

Accounts receivables of RMB42,511 and RMB87,347 was pledged as security for bank loans (note 10) as of December 31, 2015 and 2016, respectively.

An allowance for doubtful accounts is provided based on the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable. The Company assesses the collectability of accounts receivable by analyzing specific customer accounts that have known or potential doubt as to collectability. The following table presents the movement of the allowance for doubtful accounts:

	Year ended December 31,
	2014	2015	2016

Balance at the beginning of the year	—	2,156	2,156
Allowance made during the year	2,156	—	—
Reversal during the year	—	—	(2,156)

Balance at the end of the year	2,156	2,156	—

During the year ended December 31, 2016, the Company reversed allowance for doubtful accounts on a receivable from a customer of RMB 2,156 due to the collection of such balance during 2016. Management believes all other accounts receivable as of December 31, 2015 and 2016 are to be collected in full.